Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended																																																																																																																								12 Months Ended
	Apr. 30, 2016	Apr. 30, 2026	Mar. 31, 2026	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2026
C000250247
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 33,052	$ 28,261	$ 30,581	$ 30,449	$ 29,657	$ 30,109	$ 30,392	$ 29,487	$ 28,827	$ 29,279	$ 28,845	$ 27,374	$ 25,129	$ 24,601	$ 26,978	$ 27,676	$ 26,374	$ 27,053	$ 26,034	$ 27,280	$ 27,298	$ 26,317	$ 27,261	$ 26,487	$ 25,714	$ 27,412	$ 26,789	$ 25,374	$ 24,506	$ 23,280	$ 20,997	$ 21,412	$ 22,790	$ 23,148	$ 23,073	$ 22,167	$ 21,997	$ 21,488	$ 19,884	$ 20,394	$ 18,375	$ 19,318	$ 17,432	$ 16,375	$ 18,224	$ 19,620	$ 17,296	$ 18,659	$ 19,214	$ 21,306	$ 21,005	$ 21,354	$ 23,050	$ 21,960	$ 22,889	$ 21,884	$ 22,706	$ 22,127	$ 21,747	$ 21,234	$ 21,054	$ 19,900	$ 19,258	$ 18,527	$ 19,104	$ 18,108	$ 16,145	$ 16,578	$ 16,952	$ 15,843	$ 14,826	$ 14,734	$ 13,999	$ 12,585	$ 14,274	$ 15,343	$ 15,665	$ 15,405	$ 14,964	$ 14,389	$ 14,266	$ 14,358	$ 14,245	$ 13,414	$ 14,091	$ 13,722	$ 13,332	$ 12,644	$ 11,813	$ 12,792	$ 12,394	$ 13,247	$ 13,200	$ 13,095	$ 12,574	$ 12,631	$ 12,404	$ 12,385	$ 12,366	$ 13,048	$ 12,356	$ 12,204	$ 11,931	$ 11,722	$ 11,376	$ 11,276	$ 11,239	$ 11,221	$ 10,948	$ 10,593	$ 10,484	$ 10,220	$ 9,901	$ 9,720	$ 9,693	$ 10,234	$ 10,216	$ 10,388	$ 10,054	$ 10,063
C000047292
Account Value [Line Items]
Accumulated Value	10,000	31,103	26,609	28,820	28,713	27,964	28,410	28,696	27,840	27,233	27,679	27,269	25,913	23,791	23,310	25,557	26,252	25,022	25,682	24,718	25,931	25,949	25,040	25,949	25,236	24,504	26,127	25,539	24,201	23,381	22,222	20,046	20,456	21,794	22,133	22,061	21,223	21,045	20,581	19,047	19,547	17,620	18,530	16,729	15,712	17,496	18,851	16,635	17,942	18,498	20,512	20,226	20,572	22,225	21,188	22,103	21,130	21,958	21,406	21,045	20,566	20,406	19,286	18,671	17,970	18,548	17,592	15,689	16,118	16,501	15,422	14,428	14,351	13,640	12,274	13,929	14,973	15,306	15,055	14,625	14,084	13,964	14,064	13,964	13,152	13,823	13,463	13,092	12,421	11,610	12,586	12,194	13,043	13,006	12,913	12,399	12,464	12,250	12,240	12,222	12,913	12,231	12,090	11,819	11,621	11,278	11,188	11,161	11,152	10,881	10,538	10,439	10,177	9,862	9,684	9,666	10,216	10,198	10,370	10,054	10,063
C000007415
Account Value [Line Items]
Accumulated Value	10,000	32,996	28,204	30,543	30,411	29,619	30,072	30,355	29,449	28,789	29,260	28,808	27,355	25,110	24,582	26,959	27,676	26,374	27,053	26,016	27,280	27,298	26,317	27,280	26,506	25,714	27,412	26,789	25,374	24,506	23,280	20,997	21,412	22,790	23,148	23,073	22,167	21,997	21,488	19,884	20,394	18,375	19,318	17,432	16,375	18,224	19,620	17,296	18,659	19,214	21,306	21,005	21,354	23,050	21,960	22,889	21,884	22,706	22,127	21,747	21,234	21,054	19,900	19,258	18,527	19,104	18,108	16,145	16,578	16,952	15,843	14,826	14,734	13,999	12,585	14,274	15,343	15,665	15,405	14,964	14,389	14,266	14,358	14,245	13,414	14,091	13,722	13,332	12,644	11,813	12,792	12,394	13,247	13,200	13,095	12,574	12,631	12,404	12,385	12,366	13,048	12,356	12,204	11,931	11,722	11,376	11,276	11,239	11,221	10,948	10,593	10,484	10,220	9,901	9,720	9,693	10,234	10,216	10,388	10,054	10,063
C000007412
Account Value [Line Items]
Accumulated Value	9,475	30,464	26,061	28,210	28,104	27,382	27,805	28,069	27,224	26,625	27,065	26,660	25,322	23,244	22,769	24,970	25,621	24,424	25,058	24,124	25,287	25,304	24,406	25,287	24,582	23,860	25,445	24,864	23,561	22,769	21,624	19,493	19,898	21,184	21,518	21,448	20,620	20,462	19,986	18,507	18,983	17,098	17,979	16,236	15,249	16,975	18,296	16,126	17,398	17,916	19,869	19,588	19,914	21,511	20,500	21,383	20,429	21,212	20,686	20,320	19,852	19,696	18,603	18,003	17,331	17,871	16,943	15,115	15,521	15,882	14,844	13,891	13,816	13,116	11,801	13,385	14,387	14,700	14,449	14,044	13,513	13,397	13,493	13,387	12,605	13,242	12,895	12,538	11,882	11,109	12,038	11,663	12,467	12,422	12,333	11,841	11,895	11,689	11,680	11,654	12,306	11,654	11,513	11,263	11,057	10,738	10,644	10,618	10,601	10,343	10,016	9,912	9,663	9,362	9,193	9,167	9,689	9,672	9,826	9,518	9,535
C000007414
Account Value [Line Items]
Accumulated Value	10,000	30,162	25,804	27,931	27,826	27,111	27,530	27,791	26,954	26,362	26,797	26,396	25,071	23,014	22,543	24,723	25,368	24,182	24,810	23,886	25,037	25,054	24,165	25,037	24,339	23,624	25,214	24,655	23,380	22,593	21,493	19,378	19,798	21,091	21,423	21,370	20,566	20,409	19,955	18,487	18,976	17,107	17,998	16,268	15,289	17,019	18,347	16,194	17,473	18,018	19,989	19,724	20,062	21,680	20,675	21,586	20,646	21,444	20,917	20,568	20,110	19,965	18,878	18,287	17,611	18,178	17,240	15,392	15,817	16,195	15,151	14,179	14,113	13,421	12,070	13,707	14,750	15,080	14,834	14,426	13,889	13,770	13,879	13,780	12,984	13,650	13,302	12,944	12,277	11,481	12,453	12,068	12,912	12,884	12,790	12,284	12,349	12,143	12,143	12,124	12,809	12,143	12,002	11,748	11,549	11,214	11,123	11,105	11,096	10,833	10,489	10,399	10,136	9,837	9,656	9,647	10,190	10,181	10,353	10,036	10,054
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																										MSCI World Index (Net)
Accumulated Value	10,000	32,917	30,036	32,080	31,846	31,149	30,900	30,813	30,208	29,267	28,523	28,160	26,995	25,487	25,262	26,439	26,631	25,723	26,412	25,253	25,764	25,301	24,649	24,222	23,739	22,724	23,601	22,866	21,936	21,676	20,662	18,891	19,455	20,332	20,830	20,153	19,004	19,195	18,865	18,299	18,750	17,511	18,287	17,099	15,953	17,588	18,355	17,005	18,618	18,604	20,289	19,747	20,260	21,392	20,515	20,974	19,850	20,710	20,207	19,851	19,560	19,282	18,425	17,831	17,386	17,560	16,846	14,936	15,409	15,960	14,960	14,277	13,909	13,268	11,961	13,786	15,059	15,151	14,710	14,312	13,957	13,666	13,951	13,882	13,024	13,822	13,348	13,175	12,791	11,867	12,844	12,700	13,706	13,630	13,464	13,056	13,062	12,981	12,833	13,119	13,686	13,000	12,826	12,554	12,321	12,051	12,034	11,753	11,708	11,465	11,298	11,179	10,877	10,621	10,373	10,225	10,427	10,372	10,364	9,943	10,056
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																										MSCI World Index (Net)
Accumulated Value	10,000	32,917	30,036	32,080	31,846	31,149	30,900	30,813	30,208	29,267	28,523	28,160	26,995	25,487	25,262	26,439	26,631	25,723	26,412	25,253	25,764	25,301	24,649	24,222	23,739	22,724	23,601	22,866	21,936	21,676	20,662	18,891	19,455	20,332	20,830	20,153	19,004	19,195	18,865	18,299	18,750	17,511	18,287	17,099	15,953	17,588	18,355	17,005	18,618	18,604	20,289	19,747	20,260	21,392	20,515	20,974	19,850	20,710	20,207	19,851	19,560	19,282	18,425	17,831	17,386	17,560	16,846	14,936	15,409	15,960	14,960	14,277	13,909	13,268	11,961	13,786	15,059	15,151	14,710	14,312	13,957	13,666	13,951	13,882	13,024	13,822	13,348	13,175	12,791	11,867	12,844	12,700	13,706	13,630	13,464	13,056	13,062	12,981	12,833	13,119	13,686	13,000	12,826	12,554	12,321	12,051	12,034	11,753	11,708	11,465	11,298	11,179	10,877	10,621	10,373	10,225	10,427	10,372	10,364	9,943	10,056
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																										MSCI World Index (Net)
Accumulated Value	10,000	32,917	30,036	32,080	31,846	31,149	30,900	30,813	30,208	29,267	28,523	28,160	26,995	25,487	25,262	26,439	26,631	25,723	26,412	25,253	25,764	25,301	24,649	24,222	23,739	22,724	23,601	22,866	21,936	21,676	20,662	18,891	19,455	20,332	20,830	20,153	19,004	19,195	18,865	18,299	18,750	17,511	18,287	17,099	15,953	17,588	18,355	17,005	18,618	18,604	20,289	19,747	20,260	21,392	20,515	20,974	19,850	20,710	20,207	19,851	19,560	19,282	18,425	17,831	17,386	17,560	16,846	14,936	15,409	15,960	14,960	14,277	13,909	13,268	11,961	13,786	15,059	15,151	14,710	14,312	13,957	13,666	13,951	13,882	13,024	13,822	13,348	13,175	12,791	11,867	12,844	12,700	13,706	13,630	13,464	13,056	13,062	12,981	12,833	13,119	13,686	13,000	12,826	12,554	12,321	12,051	12,034	11,753	11,708	11,465	11,298	11,179	10,877	10,621	10,373	10,225	10,427	10,372	10,364	9,943	10,056
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																										MSCI World Index (Net)
Accumulated Value	10,000	32,917	30,036	32,080	31,846	31,149	30,900	30,813	30,208	29,267	28,523	28,160	26,995	25,487	25,262	26,439	26,631	25,723	26,412	25,253	25,764	25,301	24,649	24,222	23,739	22,724	23,601	22,866	21,936	21,676	20,662	18,891	19,455	20,332	20,830	20,153	19,004	19,195	18,865	18,299	18,750	17,511	18,287	17,099	15,953	17,588	18,355	17,005	18,618	18,604	20,289	19,747	20,260	21,392	20,515	20,974	19,850	20,710	20,207	19,851	19,560	19,282	18,425	17,831	17,386	17,560	16,846	14,936	15,409	15,960	14,960	14,277	13,909	13,268	11,961	13,786	15,059	15,151	14,710	14,312	13,957	13,666	13,951	13,882	13,024	13,822	13,348	13,175	12,791	11,867	12,844	12,700	13,706	13,630	13,464	13,056	13,062	12,981	12,833	13,119	13,686	13,000	12,826	12,554	12,321	12,051	12,034	11,753	11,708	11,465	11,298	11,179	10,877	10,621	10,373	10,225	10,427	10,372	10,364	9,943	10,056
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																										MSCI World Index (Net)
Accumulated Value	$ 10,000	$ 32,917	$ 30,036	$ 32,080	$ 31,846	$ 31,149	$ 30,900	$ 30,813	$ 30,208	$ 29,267	$ 28,523	$ 28,160	$ 26,995	$ 25,487	$ 25,262	$ 26,439	$ 26,631	$ 25,723	$ 26,412	$ 25,253	$ 25,764	$ 25,301	$ 24,649	$ 24,222	$ 23,739	$ 22,724	$ 23,601	$ 22,866	$ 21,936	$ 21,676	$ 20,662	$ 18,891	$ 19,455	$ 20,332	$ 20,830	$ 20,153	$ 19,004	$ 19,195	$ 18,865	$ 18,299	$ 18,750	$ 17,511	$ 18,287	$ 17,099	$ 15,953	$ 17,588	$ 18,355	$ 17,005	$ 18,618	$ 18,604	$ 20,289	$ 19,747	$ 20,260	$ 21,392	$ 20,515	$ 20,974	$ 19,850	$ 20,710	$ 20,207	$ 19,851	$ 19,560	$ 19,282	$ 18,425	$ 17,831	$ 17,386	$ 17,560	$ 16,846	$ 14,936	$ 15,409	$ 15,960	$ 14,960	$ 14,277	$ 13,909	$ 13,268	$ 11,961	$ 13,786	$ 15,059	$ 15,151	$ 14,710	$ 14,312	$ 13,957	$ 13,666	$ 13,951	$ 13,882	$ 13,024	$ 13,822	$ 13,348	$ 13,175	$ 12,791	$ 11,867	$ 12,844	$ 12,700	$ 13,706	$ 13,630	$ 13,464	$ 13,056	$ 13,062	$ 12,981	$ 12,833	$ 13,119	$ 13,686	$ 13,000	$ 12,826	$ 12,554	$ 12,321	$ 12,051	$ 12,034	$ 11,753	$ 11,708	$ 11,465	$ 11,298	$ 11,179	$ 10,877	$ 10,621	$ 10,373	$ 10,225	$ 10,427	$ 10,372	$ 10,364	$ 9,943	$ 10,056